Property and Equipment and Right-of-Use Assets (Details) - Schedule of Property and Equipment and Right-of-Use Assets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Buildings [Member]
Accumulated depreciation
Accumulated depreciation ending balance	$ (73,542)
Net book value	603,735	$ 618,428
Transportation equipment [Member]
Accumulated depreciation
Accumulated depreciation ending balance	(129,501)
Net book value	70,002	88,252
Office and computer equipment [Member]
Accumulated depreciation
Accumulated depreciation ending balance	(1,140,325)
Net book value	924,340	965,536
Laboratory and testing equipment [Member]
Accumulated depreciation
Accumulated depreciation ending balance	(844,213)
Net book value	3,754,499	4,328,141
Total Property and Equipment [Member]
Accumulated depreciation
Accumulated depreciation ending balance	(1,271,934)
Net book value	5,352,576	6,000,357
Right-of-use assets [Member]
Accumulated depreciation
Accumulated depreciation ending balance	(815,915)
Net book value	1,456,928	1,693,512
Property, plant and equipment [member]
Accumulated depreciation
Accumulated depreciation ending balance	(2,087,849)
Net book value	6,809,505	7,693,869
Cost [Member] | Buildings [Member]
Cost
Cost beginning balance	677,277	677,277
Cost, Additions from acquisitions
Cost, Disposals
Cost, Lease reassessments
Cost, Foreign exchange impact
Cost, Additions from acquisitions
Cost ending balance	677,277	677,277
Cost [Member] | Transportation equipment [Member]
Cost
Cost beginning balance	199,503	123,952
Cost, Additions from acquisitions
Cost, Disposals
Cost, Lease reassessments
Cost, Foreign exchange impact
Cost, Additions from acquisitions		75,551
Cost ending balance	199,503	199,503
Cost [Member] | Office and computer equipment [Member]
Cost
Cost beginning balance	1,082,064	238,216
Cost, Additions from acquisitions	80,494	220,698
Cost, Disposals	(4,858)
Cost, Lease reassessments
Cost, Foreign exchange impact	(8,682)	1,419
Cost, Additions from acquisitions		621,732
Cost ending balance	1,149,018	1,082,064
Cost [Member] | Laboratory and testing equipment [Member]
Cost
Cost beginning balance	4,721,595
Cost, Additions from acquisitions	2,180	4,704,783
Cost, Disposals	(5,189)
Cost, Lease reassessments
Cost, Foreign exchange impact	(119,874)	16,664
Cost, Additions from acquisitions		148
Cost ending balance	4,598,712	4,721,595
Cost [Member] | Total Property and Equipment [Member]
Cost
Cost beginning balance	6,680,439	1,039,445
Cost, Additions from acquisitions	82,674	4,925,481
Cost, Disposals	(10,047)
Cost, Lease reassessments
Cost, Foreign exchange impact	(128,555)	18,082
Cost, Additions from acquisitions		697,431
Cost ending balance	6,624,510	6,680,439
Cost [Member] | Right-of-use assets [Member]
Cost
Cost beginning balance	2,164,799	469,743
Cost, Additions from acquisitions		464,264
Cost, Disposals
Cost, Lease reassessments	139,489
Cost, Foreign exchange impact	(31,444)
Cost, Additions from acquisitions		1,230,792
Cost ending balance	2,272,843	2,164,799
Cost [Member] | Property, plant and equipment [member]
Cost
Cost beginning balance	8,845,238	1,509,188
Cost, Additions from acquisitions	82,674	5,389,745
Cost, Disposals	(10,047)
Cost, Lease reassessments	139,489
Cost, Foreign exchange impact	(160,000)	18,082
Cost, Additions from acquisitions		1,928,222
Cost ending balance	8,897,354	8,845,238
Accumulated depreciation [Member] | Buildings [Member]
Accumulated depreciation
Accumulated depreciation beginning balance	(58,849)	(36,781)
Accumulated depreciation, Exchange adjustments
Accumulated depreciation, Charge for the period	(14,693)	(22,068)
Accumulated depreciation, Lease reassessments
Accumulated depreciation, Foreign exchange impact
Accumulated depreciation ending balance		(58,849)
Accumulated depreciation [Member] | Transportation equipment [Member]
Accumulated depreciation
Accumulated depreciation beginning balance	(111,251)	(44,412)
Accumulated depreciation, Exchange adjustments
Accumulated depreciation, Charge for the period	(18,250)	(66,839)
Accumulated depreciation, Lease reassessments
Accumulated depreciation, Foreign exchange impact
Accumulated depreciation ending balance		(111,251)
Accumulated depreciation [Member] | Office and computer equipment [Member]
Accumulated depreciation
Accumulated depreciation beginning balance	(116,528)	(73,930)
Accumulated depreciation, Exchange adjustments		(300)
Accumulated depreciation, Charge for the period	(89,164)	(42,298)
Accumulated depreciation, Disposals	1,480
Accumulated depreciation, Lease reassessments
Accumulated depreciation, Foreign exchange impact	(20,466)
Accumulated depreciation ending balance		(116,528)
Accumulated depreciation [Member] | Laboratory and testing equipment [Member]
Accumulated depreciation
Accumulated depreciation beginning balance	(393,454)
Accumulated depreciation, Exchange adjustments
Accumulated depreciation, Charge for the period	(454,975)	(393,454)
Accumulated depreciation, Lease reassessments
Accumulated depreciation, Foreign exchange impact	4,216
Accumulated depreciation ending balance		(393,454)
Accumulated depreciation [Member] | Total Property and Equipment [Member]
Accumulated depreciation
Accumulated depreciation beginning balance	(680,082)	(155,123)
Accumulated depreciation, Exchange adjustments		(300)
Accumulated depreciation, Charge for the period	(577,082)	(524,659)
Accumulated depreciation, Disposals	1,480
Accumulated depreciation, Lease reassessments
Accumulated depreciation, Foreign exchange impact	(16,250)
Accumulated depreciation ending balance		(680,082)
Accumulated depreciation [Member] | Right-of-use assets [Member]
Accumulated depreciation
Accumulated depreciation beginning balance	(471,287)	(117,436)
Accumulated depreciation, Exchange adjustments
Accumulated depreciation, Charge for the period	(258,432)	(353,851)
Accumulated depreciation, Lease reassessments	(88,997)
Accumulated depreciation, Foreign exchange impact	2,800
Accumulated depreciation ending balance		(471,287)
Accumulated depreciation [Member] | Property, plant and equipment [member]
Accumulated depreciation
Accumulated depreciation beginning balance	(1,151,369)	(272,559)
Accumulated depreciation, Exchange adjustments		(300)
Accumulated depreciation, Charge for the period	(835,514)	(878,510)
Accumulated depreciation, Disposals	1,480
Accumulated depreciation, Lease reassessments	(88,997)
Accumulated depreciation, Foreign exchange impact	$ (13,449)
Accumulated depreciation ending balance		$ (1,151,369)